11 Greenway Plaza, Suite 1000
Houston, TX 77046
(713) 626-1919
invesco.com
June 18, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Growth Series (Invesco Growth Series) - Invesco Select Risk: Growth Investor Fund and Invesco Select Risk: Moderately Conservative Investor Fund (the "Funds")
CIK No. 0000202032

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on June 5, 2020 (Accession Number: 0001193125-20-161769).
Please direct any comments or questions to the undersigned, or contact me at (713) 214-5435 or at benita.dryden@invesco.com.
Very truly yours,
/s/ Benita Dryden
Benita Dryden
Paralegal III